Exhibit 99.1

Freddie Mac
Structured Pass-Through Certificates (SPCs) Series K-729

FREMF 2017-K729 Mortgage Trust
Multifamily Mortgage Pass-Through Certificates, Series 2017-K729

Report To:

Federal Home Loan Mortgage Corporation
Wells Fargo Securities, LLC

7 December 2017

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation
8200 Jones Branch Drive
McLean, Virginia 22102

Wells Fargo Securities, LLC
375 Park Avenue
New York, New York 10152

Re:	Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-729 FREMF 2017-K729 Mortgage Trust Multifamily Mortgage Pass-Through Certificates, Series 2017-K729

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist Federal Home Loan Mortgage Corporation ("Freddie Mac") and Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") in evaluating the accuracy of certain information with respect to a portfolio of mortgage loans (the "Mortgage Loans") relating to the Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-729 and FREMF 2017-K729 Mortgage Trust Multifamily Mortgage Pass-Through Certificates, Series 2017‑K729 securitization transaction (the "Transaction").  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac provided us with:
a.	Certain electronic data files (the "Data Files") that are described in Attachment A,
b.
Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the "Source Documents") relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.
Certain calculation methodologies (the "Multiple Property Loan Calculation Methodologies"), which are shown on Exhibit 1 to Attachment A, for the Mortgage Loan (the "Multiple Property Loan") that is secured by multiple mortgaged properties (the "Underlying Properties") relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.
A list of characteristics on the Data Files (the "Compared Characteristics"), which are listed on Exhibit 2 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,

e.
A list of characteristics on the Data Files (the "Recalculated Characteristics"), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the "Provided Characteristics"), which are listed on Exhibit 3 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
g.	A draft of the preliminary information circular for the Transaction (the "Draft Preliminary Information Circular") and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  Freddie Mac is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Information Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Information Circular or any other information provided to us by Freddie Mac upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
	i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Mortgage Loans,
	iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

7 December 2017

Attachment A Page 1 of 5

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the "Preliminary Data File") that Freddie Mac indicated contains information relating to the Mortgage Loans as of 1 December 2017 (the "Cut-Off Date") and
b.	Record layout and decode information related to the Data Files.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.
As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to Freddie Mac.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the "Updated Data File."

3.
Subsequent to the procedures described in Items 1. and 2. above, Freddie Mac provided us with an electronic data file (the "Final Data File," which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information relating to the Mortgage Loans as of the Cut-Off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 5

4.	Using the:
a.	First Payment Date and
b.	Maturity Date
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the "Loan Term (Original)" of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document, of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 13 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 5.), we recalculated the "IO Period" of each Mortgage Loan (except for the Interest Only Loans).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, Freddie Mac instructed us to use the "Loan Term (Original)" value on the Final Data File for the "IO Period" characteristic.

6.
Using the "First Payment Date" of each Mortgage Loan, as shown on the Final Data File, we recalculated the "Seasoning" of each Mortgage Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing)
of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 7.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the "Amortization Term (Original)" of each Mortgage Loan (except for the Interest Only Loans).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, Freddie Mac instructed us to use "0" for the "Amortization Term (Original)" characteristic.

Attachment A Page 3 of 5

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original)
of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 8.), all as shown on the Final Data File, we recalculated the "Amortization Term (Remaining)" of each Mortgage Loan (except for the Interest Only Loans).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, Freddie Mac instructed us to use "0" for the "Amortization Term (Remaining)" characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original)
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the "Loan Term (Remaining)" of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing)
of each Mortgage Loan, all as shown on the Final Data File, and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with the Multiple Property Loan, we recalculated the principal balance of each Mortgage Loan as of the Cut‑Off Date (the "Cut-Off Date Loan Amount") and as of the "Maturity Date" of each Mortgage Loan (the "Maturity Balance"), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore differences of $1 or less and
b.
Recalculate the "Maturity Balance" of each Mortgage Loan as the principal amount that is scheduled to be paid on the "Maturity Date" of each Mortgage Loan after the principal component (if any) that is included in the scheduled payment that is due on the "Maturity Date" is applied to the principal balance of each Mortgage Loan.

11.
Using the "Cut-Off Date Loan Amount" of each Mortgage Loan and Underlying Property, as shown on the Final Data File, we recalculated the "% of Cut-Off Date Pool Balance" of each Mortgage Loan and Underlying Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	Master Servicing Surveillance Fee and
e.	Special Servicing Surveillance Fee
of each Mortgage Loan, all as shown on the Final Data File, we recalculated the "Administration Fee Rate" of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the "Net Mortgage Interest Rate" of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	For each Mortgage Loan, Freddie Mac instructed us to use the:
a.	Monthly Debt Service Amount (Amortizing),
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,
all as shown on the Final Data File, to recalculate the:
i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

14. (continued)

For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

15.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular, we recalculated the:
i.	Cut-Off Date LTV,
ii.	Maturity LTV,
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO) and
v.	Cut-Off Date Balance/Unit
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round the "Cut-Off Date LTV" and "Maturity LTV" characteristics to the nearest 1/10th of one percent and the "UW NCF DSCR" and "UW NCF DSCR (IO)" characteristics to two decimal places.

16.
Using the "Bad Boy Indemnitor / Guarantor" and "Borrower Principal" of each Mortgage Loan, both as shown on the Final Data File, we identified those Mortgage Loans that had at least one common "Bad Boy Indemnitor / Guarantor" or "Borrower Principal" (the "Related Borrower Loans").  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by Freddie Mac

• ABJ Portfolio	Original Loan Amount, Cut-Off Date Loan Amount, Monthly Debt Service (IO), Monthly Debt Service Amount (Amortizing) and Maturity Balance
The "Original Loan Amount," "Cut-Off Date Loan Amount," "Monthly Debt Service (IO)," "Monthly Debt Service Amount (Amortizing)" and "Maturity Balance" of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the "Appraised Value" for each respective Underlying Property that is stated in the applicable appraisal report Source Document

	Recalculated Characteristics described in Items 4. through 9., 12. through 14., 15. (i) through 15. (iv) and 16. of Attachment A	For each indicated Recalculated Characteristic, Freddie Mac instructed us to use the value corresponding to the Multiple Property Loan as the value for each related Underlying Property

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Investment Brief
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report
Elevator (Y/N)	Engineering Report, Appraisal Report
Zoning Status	Zoning Summary
Management Company (see Note 19)	Management Agreement

Third Party Information:

Characteristic	Source Document(s)
Appraisal Firm	Appraisal Report
Appraised Value	Appraisal Report
Appraised Value Type	Appraisal Report
Appraisal Valuation Date	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Immediate Repairs Cost Estimate	Engineering Report
Replacement Reserves Cost Estimate per Year	Engineering Report
Environmental Firm	Phase I Environmental Report
Phase I Environmental Report Date	Phase I Environmental Report
Phase II Recommended (Y/N)	Phase I Environmental Report
Phase II Performed (Y/N) (see Note 1)	Phase II Environmental Report
Phase II Environmental Report Date (see Note 1)	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report, Phase II Environmental Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)	Seismic Report, Engineering Report, Investment Brief
PML Report Required (Y/N) (see Note 2)	Seismic Report, Engineering Report, Investment Brief
Seismic Firm (see Note 2)	Seismic Report, Engineering Report
Seismic Report Date (see Note 2)	Seismic Report, Engineering Report
PML (%) (see Note 2)	Seismic Report, Engineering Report

Exhibit 2 to Attachment A

Multifamily Information: (see Note 3)

Characteristic	Source Document(s)
Total Units (see Note 4)	Appraisal Report, Rent Roll
Unit of Measure	Rent Roll, Appraisal Report
Monthly Rent Per Unit (see Note 5)	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy % (see Note 6)	Rent Roll, Appraisal Report
Tenant Concentration Type (see Note 7)	Investment Brief, Appraisal Report, Property Inspection and Lease Audit
% of Tenant Concentration (see Note 7)	Investment Brief, Appraisal Report, Property Inspection and Lease Audit
Green Advantage	Investment Brief, Green Assessment Report
Condo Ownership (% or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Investment Brief
Low Income Units	CRA Report
Very Low Income Units	CRA Report

Commercial Tenant Information:

Characteristic	Source Document(s)
# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft - Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Investment Brief

Insurance Information: (see Note 8)

Characteristic	Source Documents

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N) (see Note 9)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Seismic Insurance if PML >=20% (Yes/No) (see Note 10)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Multifamily Loan and Security Agreement

Exhibit 2 to Attachment A

Underwriting Information: (see Note 3)

Characteristic	Source Document

3rd Most Recent Financial End Date	Investment Brief
3rd Most Recent EGI	Investment Brief
3rd Most Recent Expenses	Investment Brief
3rd Most Recent NOI	Investment Brief
3rd Most Recent NCF	Investment Brief
2nd Most Recent Financial End Date	Investment Brief
2nd Most Recent EGI	Investment Brief
2nd Most Recent Expenses	Investment Brief
2nd Most Recent NOI	Investment Brief
2nd Most Recent NCF	Investment Brief
Most Recent Financial End Date	Investment Brief
Most Recent EGI	Investment Brief
Most Recent Expenses	Investment Brief
Most Recent NOI	Investment Brief
Most Recent NCF	Investment Brief
UW EGI	Investment Brief
UW Expenses	Investment Brief
UW NOI	Investment Brief
Underwritten Annual Reserves	Investment Brief
UW NCF	Investment Brief

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity (see Note 19)	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Entity Type (see Note 19)	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
State of Organization (see Note 19)	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Delaware Statutory Trust (Y/N) (see Note 19)	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Borrower Or Principal Prior Bankruptcy (Y/N) (see Note 19)	FRE Form 1115
Single Purpose Borrowing Entity / Single Asset Borrowing Entity (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Tenants In Common (Y/N) (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Bad Boy Indemnitor / Guarantor (see Note 19)	Guaranty Agreement, Multifamily Loan and Security Agreement

Exhibit 2 to Attachment A

Borrower/Principal Information: (continued)

Characteristic	Source Documents

Recourse (Y/N) (see Note 19)	Promissory Note, Guaranty Agreement, Multifamily Loan and Security Agreement
Recourse Description (see Note 19)	Promissory Note, Guaranty Agreement
Environmental Carveout (Y/N) (see Note 19)	Promissory Note, Guaranty Agreement
Environmental Indemnitor (Name or N/A) (see Note 19)	Guaranty Agreement, Multifamily Loan and Security Agreement
Fraud Carveout (Y/N) (see Note 19)	Promissory Note, Guaranty Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N) (see Note 19)	Promissory Note, Guaranty Agreement
Voluntary Bankruptcy Carveout (Y/N) (see Note 19)	Promissory Note, Guaranty Agreement
Waste Carveout (Y/N) (see Note 19)	Promissory Note, Guaranty Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance) (see Note 19)	Multifamily Loan and Security Agreement, Settlement Statement, Investment Brief
Freddie Mac Loan Number	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Seller/Servicer (see Notes 11 and 19)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Note Date (see Note 19)	Promissory Note
Original Loan Amount (see Note 12)	Promissory Note
Gross Interest Rate (see Note 19)	Promissory Note
Loan Amortization Type (see Note 19)	Promissory Note
Monthly Debt Service (IO) (see Note 13)	Promissory Note
Monthly Debt Service Amount (Amortizing) (see Note 13)	Promissory Note
First Payment Date (see Note 19)	Promissory Note
Payment Date (see Note 19)	Promissory Note
Maturity Date (see Note 19)	Promissory Note
Rate Type (see Note 19)	Promissory Note
Accrual Basis (see Note 19)	Promissory Note
Late Charge Grace Period (see Note 19)	Promissory Note
Prepayment Provision (see Notes 14 and 19)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Partial Defeasance Permitted (Y/N) (see Note 19)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Title Vesting (Fee/Leasehold/Both) (see Note 19)	Title Policy
Lien Position (see Note 19)	Title Policy
Ground Lease Rent	Ground Lease
Ground Lease Maturity Date	Ground Lease
Ground Lease Expiration Date w/ Extensions	Ground Lease
Cash Management (Description or N/A) (see Notes 15 and 19)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N) (see Notes 16 and 19)	Cash Management Agreement, Lockbox Agreement
Additional Financing In Place (existing) (Yes/No)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Assumption Fee (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Additional Financing Amount (existing)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Additional Financing Description (existing)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Future Mezzanine Debt (Y/N) (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing (Yes/No) (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing Description (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Substitution Permitted (Y/N) (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Substitution Agreement
Number of Properties	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Appraisal Report
Multiproperty Collateral Release Price ($ or N/A) (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Crossed Loans (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Crossed Collateral Release (Y or N or N/A) (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Crossed Collateral Release Provisions (Description or N/A) (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Independent Director (Y/N) (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Non-Consolidation Opinion (Y/N) (see Note 19)	Non-Consolidation Opinion from Counsel
Primary Servicing Fee (see Notes 17 and 19)	Exhibit A to Commitment Letter, Early Rate Lock Application

Reserve/Escrow Information: (see Notes 3 and 18)

Characteristic	Source Document(s)
Tax Escrow - Current Balance ($ or N/A)	Servicing Tape
Tax Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Tax Escrow (Monthly)	Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape
Insurance Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Insurance Escrow (Monthly)	Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Escrow/Deferred Maintenance	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Engineering Reserve – Contractual Payment ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
Replacement Reserve (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Exhibit 2 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserve (Monthly)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Replacement Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Escrow Reserve Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Servicing Tape
Other Escrow (Monthly)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve 1 Name	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Springing Reserve 1 Amount ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve 1 Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Springing Reserve 2 Name	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve 2 Amount ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve 2 Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Are Escrows/Reserves LOC or can be converted to LOC (Y/N) (see Note 19)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement

Exhibit 2 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Documents

Specify Accounts for Escrows/Reserves LOC	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Letter of Credit Amount	Letter of Credit, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Letter of Credit Description	Letter of Credit, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement

Exhibit 2 to Attachment A

Notes:

1.	Freddie Mac instructed us to perform procedures on the "Phase II Performed (Y/N)"
and "Phase II Environmental Report Date" characteristics only for those Mortgage Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

2.
Freddie Mac instructed us to perform procedures on the "PML Report Required (Y/N)," "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics only for Mortgage Loans with "Yes" for the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File.  If the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File is "Yes," Freddie Mac instructed us to use "Yes" for the "PML Report Required (Y/N)" characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics unless the applicable Source Documents state that a seismic assessment has been waived.  If the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File is "Yes" and the applicable Source Documents indicate that a seismic assessment has been waived, Freddie Mac instructed us to use "No" for the "PML Report Required (Y/N)" characteristic and "N/A" for the "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics.  If the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File is "No," Freddie Mac instructed us to use "No" for the "PML Report Required (Y/N)" characteristic and "N/A" for the "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics.

3.	For the purpose of comparing the "Multifamily Information," "Underwriting Information" and "Reserve/Escrow Information" characteristics, Freddie Mac instructed us to ignore differences:
a.	Of $1 or less for all "Multifamily Information" characteristics,
b.	Of $1 or less for all "Underwriting Information" characteristics and
c.	Of $5 or less for all "Reserve/Escrow Information" characteristics that are expressed as dollar values.

4.
For the purpose of comparing the "Total Units" characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Mortgage Loan, as shown in the appraisal report or rent roll Source Document.

5.	For the purpose of comparing the "Monthly Rent Per Unit" characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or "down" units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents for occupied units,
all as shown in the rent roll Source Document.

6.
For the purpose of comparing the "Occupancy %" characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and "down" units as vacant, all as shown in the rent roll Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

6. (continued)

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units when recalculating the "Occupancy %" characteristic.

7.
For the purpose of comparing the "Tenant Concentration Type" and "% of Tenant Concentration" characteristics, Freddie Mac instructed us to treat "Alzheimer's care" and "memory care" tenant types as "Assisted Living" tenant types for the "Tenant Concentration Type" characteristic, all as shown in the investment brief, appraisal report or property inspection and lease audit Source Document.

8.
For the purpose of comparing the "Insurance Information" characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

9.	Freddie Mac instructed us to use "Yes" for the "Flood Insurance (Y/N)" characteristic if:
a.	There is flood insurance in place, as shown in the property insurance certificate Source Document and
b.	Flood insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use "No" for the "Flood Insurance (Y/N)" characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

10.	Freddie Mac instructed us to use "Yes" for the "Seismic Insurance if PML >=20% (Yes/No)" characteristic if:
a.	The "PML (%)," as shown on the Preliminary Data File, is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the "PML (%)," as shown on the Preliminary Data File, is less than 20% or is "N/A," Freddie Mac instructed us to use "No" for the "Seismic Insurance if PML >=20% (Yes/No)" characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

11.
For the purpose of comparing the "Seller/Servicer" characteristic, Freddie Mac instructed us to use the "Originator" of the Mortgage Loan, as shown in the promissory note, mortgage/deed of trust or multifamily loan and security agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

12.
For the Mortgage Loan identified on the Preliminary Data File as "Two Sutton Place North" (the "Two Sutton Place North Mortgage Loan"), the promissory note Source Document indicated that the "Original Loan Amount" was "$153,973,000.00" as of the "Note Date," however the borrowing entity was required to make a stabilization prepayment in the amount of "$10,933,358.01" during the lockout period resulting in an outstanding loan amount of "$143,039,641.99" as of 1 February 2017 (the "Revised Original Loan Amount").  For the purpose of comparing the "Original Loan Amount" characteristic for the Two Sutton Place North Mortgage Loan, Freddie Mac instructed us to use the Revised Original Loan Amount of "$143,039,641.99."

13.	For:
a.
The Mortgage Loans on the Preliminary Data File for which the "Loan Amortization Type" characteristic on the Preliminary Data File is "Interest Only" (the "Interest Only Loans") (except for the Two Sutton Place North Mortgage Loan, which is described in the last paragraph of this Item 13. ) and

b.	The Mortgage Loans on the Preliminary Data File for which the "Loan Amortization Type" characteristic on the Preliminary Data File is "Partial IO" (the "Partial IO Loans"),
all of which all have an "Accrual Basis" of "Actual/360," as shown on the Preliminary Data File, and using the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with the Multiple Property Loan, Freddie Mac instructed us to recalculate the "Monthly Debt Service (IO)" characteristic as 1/12th of the product of:
i.	Original Loan Amount,
ii.	Gross Interest Rate and
iii.	365/360.

For the Interest Only Loans, Freddie Mac instructed us to use the "Monthly Debt Service (IO)" value on the Preliminary Data File for the "Monthly Debt Service Amount (Amortizing)" characteristic.

For the Mortgage Loans on the Preliminary Data File for which the "Loan Amortization Type"
characteristic on the Preliminary Data File is "Balloon," Freddie Mac instructed us to use "N/A" for the "Monthly Debt Service (IO)" characteristic.

For the purpose of comparing the "Monthly Debt Service (IO)" characteristic for the Two Sutton Place North Mortgage Loan, which has an "Accrual Basis" of "Actual/360," as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the "Monthly Debt Service (IO)" characteristic as 1/12th of the product of:
i.	Revised Original Loan Amount,
ii.	Gross Interest Rate and
iii.	365/360.

14.
For the purpose of comparing the "Prepayment Provision" characteristic for Mortgage Loans which permit defeasance, as shown in the applicable Source Documents, Freddie Mac instructed us to include all "Payment Dates" on or prior to the Cut-Off Date in the lockout period regardless of whether the Mortgage Loan was actually in a lockout period on those "Payment Dates."

Exhibit 2 to Attachment A

Notes: (continued)

15.	For the purpose of comparing the "Cash Management (Description or N/A)" characteristic, Freddie Mac instructed us to use the following definitions:
a.
Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Funds are then swept into a lender-controlled account.

b.
Springing – a cash management administration method where, at the origination of the Mortgage Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Prior to a trigger event, the funds will be swept to a borrower‑controlled account.  Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

16.
For the purpose of comparing the "Lockbox (Y/N)" characteristic, Freddie Mac instructed us to use "Yes" if a clearing account was set up at the origination of the Mortgage Loan, as shown in the cash management agreement or lockbox agreement Source Document.

17.
For the purpose of comparing the "Primary Servicing Fee" characteristic, Freddie Mac indicated that the "Primary Servicing Fee" is described in the Draft Preliminary Information Circular as the sub-servicing fee.

18.
For the purpose of comparing the "Reserve/Escrow Information" characteristics, the servicing tape Source Document is a Microsoft Excel file labelled "DISTRO K729 Servicer Escrow Template 11.28.2017v3.xlsx" which was provided by Freddie Mac on 28 November 2017.

19.	For each indicated Compared Characteristic, Freddie Mac instructed us to use the value corresponding to the Multiple Property Loan as the value for each related Underlying Property.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Freddie Mac that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name Master Servicing Fee (see Note 1)
Trustee Fee (see Notes 1 and 2)
Master Servicing Surveillance Fee (see Note 1) Special Servicing Surveillance Fee (see Note 1)
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type
Environmental Insurance Expiration Date
Environmental Insurance Carrier (Name or N/A)
Environmental Insurance Carrier Rating
Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
CDCR (Combined DCR)
CLTV (Combined LTV)
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Notes:

1.	For each indicated Provided Characteristic, Freddie Mac instructed us to use the value corresponding to the Multiple Property Loan as the value for each related Underlying Property.
2.
Freddie Mac indicated that the "Trustee Fee" of 0.0026% per annum for each Mortgage Loan on the Data Files is comprised of a certificate administrator fee of 0.0020% per annum and a trustee fee of 0.0006% per annum.

3.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.